                   HARTFORD LEADERS OUTLOOK (SERIES I AND IR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------
                                    EFFECTIVE DATE
        RATINGS AGENCY                 OF RATING                   RATING                 BASIS OF RATING
----------------------------------------------------------------------------------------------------------------
      Standard & Poor's                11/26/02                     AA -                Financial Security
                                                                                          Characteristics
----------------------------------------------------------------------------------------------------------------

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4462
333-40414